Notes Payable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Notes Payable
A summary of the outstanding notes payable, net, is presented in the table below (in thousands):

Description	Maturity Date	Interest Rate	December 31, 2022	December 31, 2021
Senior unsecured notes	November 2025	7.9%	$350,000	$350,000
Related-party notes (Note 33 - Related-Party Transactions)			46,790	—
Fair value adjustment, net of amortization(1)			2,612	3,383
Total notes payable, net			$399,402	$353,383
(1) In conjunction with the Business Combination, the Company was required to adjust the liabilities assumed to fair value, resulting in a premium on the Notes and the elimination of the previously recognized debt issuance costs.